Concentrations - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Concentrations [Line Items]
Sales Revenue, Goods, Net, Percentage	11.00%	20.00%
Percentage On Accounts Receivable	0.00%	16.00%
Minority Stockholder
Concentrations [Line Items]
Sales Revenue, Goods, Net, Percentage	10.00%	21.00%